Cash and equivalents and marketable securities	12 Months Ended
Dec. 31, 2011
Cash and equivalents and marketable securities
Cash and equivalents and marketable securities

Note 4—Cash and equivalents and marketable securities

Current Assets

        Cash and equivalents and marketable securities and short-term investments consisted of the following:

	December 31, 2011
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	1,655			1,655	1,655	—
Time deposits	2,986			2,986	2,984	2
Debt securities available-for-sale:
—U.S. government obligations	753	8	—	761	—	761
—Other government obligations	3	—	—	3	—	3
—Corporate	298	8	(1)	305	180	125
Equity securities available-for-sale	50	10	(3)	57	—	57

Total	5,745	26	(4)	5,767	4,819	948

	December 31, 2010
($ in millions)	Cost basis	Gross unrealized gains	Gross unrealized losses	Fair value	Cash and equivalents	Marketable securities and short-term investments
Cash	1,851			1,851	1,851	—
Time deposits	4,044			4,044	3,665	379
Debt securities available-for-sale:
—U.S. government obligations	147	5	(1)	151	—	151
—Other government obligations	4	—	(1)	3	—	3
—Corporate	708	8	—	716	381	335
Equity securities available-for-sale	1,836	11	(2)	1,845	—	1,845

Total	8,590	24	(4)	8,610	5,897	2,713

Non-current assets

        In 2011, the Company purchased shares in a listed company and, as such, classified these as available-for-sale equity securities. The investment is recorded in "Other non-current assets". At December 31, 2011, an other-than-temporary impairment was recognized on these securities but was not significant.

        In addition, certain held-to-maturity marketable securities (pledged in respect of a certain non-current deposit liability) are recorded in "Other non-current assets". At December 31, 2011, the amortized cost, gross unrecognized gain and fair value (based on quoted market prices) of these securities were $92 million, $28 million and $120 million, respectively. At December 31, 2010, the amortized cost, gross unrecognized gain and fair value (based on quoted market prices) of these securities were $84 million, $19 million and $103 million, respectively. The maturity dates of these securities range from 2014 to 2021.

Gains, losses and contractual maturities

        The net unrealized holding gains on available-for-sale securities were $22 million, $20 million and $20 million in 2011, 2010 and 2009, respectively. Gross realized gains (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities were $8 million, $16 million and $8 million in 2011, 2010 and 2009, respectively. Gross realized losses (reclassified from accumulated other comprehensive loss to income) on available-for-sale securities were not significant in 2011 and 2010 and $35 million in 2009. Such gains and losses were included in "Interest and other finance expense".

        In 2011, an insignificant other-than-temporary impairment was recognized on available-for-sale equity securities. There were no other-than-temporary impairments in 2010 and 2009.

        At December 31, 2011, 2010 and 2009, gross unrealized losses on available-for-sale securities that have been in a continuous unrealized loss position were not significant and the Company does not intend and does not expect to be required to sell these securities before the recovery of their amortized cost.

        There were no sales of held-to-maturity securities in 2011, 2010 and 2009.

        Contractual maturities of available-for-sale debt securities consisted of the following:

	December 31, 2011
	Available-for-sale
($ in millions)	Cost basis	Fair value
Less than one year	180	180
One to five years	799	808
Six to ten years	75	81

Total	1,054	1,069

        At December 31, 2011 and 2010, the Company pledged $90 million and $68 million, respectively, of available-for-sale marketable securities as collateral for issued letters of credit and other security arrangements.